Share-Based Payments	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangements [Abstract]
Share-Based Payments	Share-Based Payments

During the years ended December 31, 2021 and 2020, our share-based payment arrangements led to the following expenses:

		Years ended December 31,
(in millions)	Note	2021	2020	2019
Expense arising from equity-settled share-based payment arrangements		€61.0	€32.1	€30.2
Employee Stock Ownership Plan	17.5	20.2	17.1	27.0
Chief Executive Officer Grant	17.4	5.9	11.3	3.2
Management Board Grant(1)	17.3	2.4	2.7	—
BioNTech 2020 Employee Equity Plan for employees based outside North America	17.1	32.5	1.0	—
Expense arising from cash-settled share-based payment arrangements		32.7	0.7	—
Employee Stock Ownership Plan	17.5	6.3	—	—
Management Board Grant(1)	17.2, 17.3	3.6	0.7	—
BioNTech Restricted Stock Unit Plan for North America Employees	17.1	22.8	—	—
Total		€93.7	€32.8	€30.2
Cost of sales		7.0	1.1	0.9
Research and development expenses		60.5	24.9	23.2
Sales and marketing expenses		0.5	0.1	0.1
General and administrative expenses		25.7	6.7	6.0
Total		€93.7	€32.8	€30.2

(1)
In May 2021, phantom options were granted under the Management Board Grant for the 2021 year which led to a modification from equity-settled to cash-settled share-based payment arrangement and a reclassification of €1.1 million between equity and non-current other liabilities, respectively. Expenses incurred before and after the modification date have been disclosed as equity-settled or cash-settled share-based payment arrangement, respectively. The amount includes expenses incurred with respect to a one-time signing bonus granted to Jens Holstein as of his appointment to the Management Board (see Note 21.2).

17.1 BioNTech Employee Equity Plan

BioNTech 2020 Employee Equity Plan for Employees Based Outside North America (Equity-Settled)

Description of Share-Based Payments

In December 2020, we approved the BioNTech 2020 Employee Equity Plan for employees based outside North America, the European Plan. Under the European Plan, Restricted Cash Units, or RSUs, are offered to our employees. As of the grant date in February 2021, the European Plan was implemented for the calendar year 2020 by entering into award agreements with our employees under the LTI 2020 program. In addition, further award agreements were entered into under the LTI-plus program with employees who did not participate in the Employee Stock Ownership Plan, or ESOP. In December 2021 and January 2022, award agreements were announced to and respectively entered into with our employees and the European Plan was granted for the calendar year 2021, the LTI 2021 program. Since employees obtained a valid expectation of the award already as of the announcement date and started rendering services as of such date, we concluded that the service commencement date for the LTI 2021 program was in December 2021 and started recognizing expenses related to the services received, respectively. RSUs issued under the LTI 2020 and LTI 2021 program vest annually in equal installments after four years and RSUs issued under the LTI-plus program vests annually in equal installments after two years, with the LTI 2020 and the LTI-plus programs commencing in December 2020 and the LTI 2021 program commencing in December 2021, respectively. Under the

LTI-plus program, 50% of the RSUs awarded to the participant were awarded on commencement of the program in December 2020 and the remaining 50% were awarded to the participant shortly after the U.S. Food and Drug Administration, or the FDA, fully approved BNT162b2, our COVID-19 vaccine in August 2021 (non-vesting condition). As we have the ability to determine the method of settlement, all programs were classified as equity-settled. The cost of the awards will be recognized over the relevant service period, applying the graded vesting method.

Measurement of Fair Values

For the LTI 2020 and the LTI-plus program, the fair value of the awards was based upon the price of our ADSs representing ordinary shares at grant date. For the LTI 2021 program, the fair value of the awards for services received in advance of grant date was based upon the share price as of December 31, 2021, the reporting date. The estimate is revised at subsequent reporting periods until the date of grant has been established. A retention assumption is applied when estimating the number of equity instruments for which service conditions are expected to be satisfied and will be revised in case material differences arise. Ultimately, a true-up to the number satisfied until settlement date will be recorded.

Reconciliation of Outstanding Share-Options

	Restricted stock units	Weighted average fair value (€)
Granted under LTI 2020 and LTI-plus program	627,486	€89.41
Forfeited	(13,059)	88.84
Allocated under LTI 2021 program	110,036	227.62
As of December 31, 2021	724,463	€110.4

BioNTech 2020 Restricted Stock Unit Plan for North America Employees (Cash-Settled)

Description of Share-Based Payments

In December 2020, we approved the BioNTech 2020 Restricted Stock Unit Plan for North America Employees, or the North American Plan. Under the North American Plan, RSUs are offered to our employees. These RSUs generally vest over four years, with 25% vesting one year after the service commencement date and the remainder vesting in equal quarterly installments thereafter. The first awards under the North American Plan were granted in February 2021. The service date for these awards is the date as of which the employee became employed by BioNTech US. During the year ended December 31, 2021, further awards were granted under the North American Plan, which included awards granted to new hire employees and ongoing recurring awards to existing employees on the approximate anniversary of each employee’s start date of employment with BioNTech US. As these RSUs are intended to be cash-settled upon vesting, the awards were defined as a cash-settled share-based payment arrangement. The liability related to these awards is measured, initially and at the end of each reporting period until settled, at the fair value of the award considering the price of the ADSs representing our ordinary shares. The cost of the awards will be recognized over the relevant service period, applying the graded vesting method.

17.2 Management Board Grant – Short-Term Incentive (Cash-Settled)

The following sets forth the effective and termination dates of the current service agreements of our Management Board:

•
Prof. Ugur Sahin, M.D.: September 1, 2019 – December 31, 2022
•
Sean Marett: September 1, 2019 – September 30, 2022
•
Dr. Sierk Poetting: September 1, 2019 – November 30, 2026 (renewed as of December 1, 2021)
•
Prof. Özlem Türeci, M.D.: September 1, 2019 – May 31, 2022 (renewed as of March 1, 2022 until May 31, 2025)
•
Ryan Richardson: January 1, 2020 – December 31, 2022
•
Jens Holstein: July 1, 2021 – June 30, 2025

The service agreements with our Management Board provide for a short-term incentive compensation which is an annual performance-related bonus for the years of their respective service periods. Effective January 1, 2020, the maximum short-term incentive compensation for our Management Board members, Prof. Ugur Sahin, Sean Marett, Dr. Sierk Poetting and Prof. Özlem Türeci was 50% of their annual fixed compensation. The same applied to Ryan Richardson's maximum short-term incentive compensation effective since January 1, 2020. Effective July 1, 2021, the maximum short-term incentive compensation for Jens Holstein was defined as €300,000. Effective January 1, 2022, the maximum short-term incentive compensation for Dr. Sierk Poetting has been increased to €300,000.The payout amount of the short-term incentive compensation depends on the achievement of certain financial performance criteria and non-financial performance criteria (performance targets) of the Group in a particular financial year, which goals are set uniformly for all members of the Management Board. 50% percent of the compensation are paid following the determination on the actual achievement of the performance targets (first installment), with the remaining amount payable one year after such determination, subject to adjustment relative to the performance of the price of the American Depositary Shares representing our ordinary shares during that year (second installment).

For each of the yearly awards, the second installment of the short-term incentive compensation that is dependent on the price of the American Depositary Shares representing our ordinary shares, represents a cash-settled share-based payment arrangement. The fair values of the liabilities are recognized over the award’s vesting period beginning as of service agreements' effective dates, being the service commencement date until each separate determination date and are remeasured until settlement date.

17.3 Management Board Grant Long-Term Incentive (partly Equity-Settled, partly Cash-Settled)

Description of Share-Based Payments

The service agreements with our Management Board provide for a long-term incentive compensation in terms of an annual grant of options to purchase BioNTech shares for the years of their respective service periods. The options granted each year will be subject to the terms, conditions, definitions and provisions of our Employee Stock Ownership Plan (ESOP) and the applicable option agreement thereunder. Effective January 1, 2020, the number of options to be granted each year to Prof. Ugur Sahin, Sean Marett, Prof. Özlem Türeci and Ryan Richardson are to be calculated based on a value of €750,000, €300,000, €300,000 and €260,000, respectively. The value used to calculate the number of options for Ryan Richardson increases to €280,000 for the year 2022. Effective December 1, 2021, with entering into a new service contract, the value on which the number of options to be granted each year to Dr. Sierk Poetting is based was increased from €300,000 to €550,000 for new awards. Effective as of his appointment to the Management Board on July 1, 2021, the number of options to be granted each year to Jens Holstein was to be calculated based on a value of €550,000. In each case the values must be divided by the amount by which a certain target share price exceeds the exercise price.

The right to receive options generally represents an equity-settled share-based payment arrangement. The allocation of the number of issued options in 2020 occurred in February 2020 (2020 allocation date). In May 2021 (2021 allocation date), phantom options equivalent to the number of options the Management Board members would have been entitled to receive for the year 2021 were granted under the Management Board Grant which led to a modification from equity-settled to cash-settled share-based payment arrangement and a reclassification of €1.1 million between equity and non-current other liabilities. As of December 31, 2021, the assessment about options expected to be allocated in future years was based on estimated allocation dates in the middle of the respective years.

The share options allocated and expected to be allocated to our Management Board as of the dates indicated are presented in the tables below.

	Share options (expected to be allocated)	Weighted-average exercise price (€)
Granted share options as of allocation date February 2020	248,096	€28.32
Granted phantom options as of allocation dates May 2021(2)	51,742	163.72
Estimated allocation date 2022(1)	38,674	229.00
Estimated allocation date 2023(1)	16,848	233.16
Estimated allocation date 2024(1)	16,680	235.52
Estimated allocation date 2025(1)	12,265	240.21
Estimated allocation date 2026(1)	7,314	246.18
As of December 31, 2021	391,619	€83.81

(1)
Valuation parameter derived from the Monte-Carlo simulation model.
(2)
Classified as cash-settled share-based payment arrangement; all other share-based payment arrangements are classified as equity-settled.

For the awards with estimated allocation dates the numbers of options expected to be allocated have been derived from a Monte-Carlo simulation model. Those will be adjusted until the actual allocation has occurred and the number of options granted has ultimately been determined. The options will vest annually in equal installments over four years commencing on the first anniversary of the allocation date and will be exercisable four years after the allocation date.

The options will be subject to the terms, conditions, definitions and provisions of the ESOP and the applicable option agreement thereunder. The vested options can only be exercised if and to the extent that each of the following performance criteria has been achieved: (i) at the time of exercise, the current price is equal to or greater than the threshold amount (that is, the exercise price, provided that such amount increases by seven percentage points on each anniversary of the allocation date); (ii) at the time of exercise, the current price is at least equal to the target price (that is, (a) for the twelve-month period starting on the fourth anniversary of the allocation date, $8.5 billion divided by the total number of the ordinary shares outstanding immediately following the initial public offering (other than ordinary shares owned by BioNTech), and (b) for each twelve-month period starting on the fifth or subsequent anniversary of the allocation date, 107% of the target share price applicable for the prior twelve-month period); and (iii) the closing price for the fifth trading day prior to the start of the relevant exercise window is higher than the exercise price by at least the same percentage by which the Nasdaq Biotechnology Index or a comparable successor index as of such time is higher than such index was as of the last trading day before the allocation date. The options expire ten years after the allocation date. If they have not been exercised by that date, they will lapse without compensation.

Measurement of Fair Values

A Monte-Carlo simulation model has been used to measure the fair values at the (estimated) allocation dates of the Management Board Grant. This model incorporates the impact of the performance criteria regarding share price and index development described above. The parameters used for measuring the fair values as of the respective (estimated) allocation dates were as follows:

	Allocation date February 2020	Allocation date May 12, 2021(2)	Allocation date May 17, 2021(2)	Estimated allocation date 2022
Weighted average fair value(1)	€10.83	€115.64	€91.66	€111.80
Weighted average share price(1)	€28.20	€164.34	€175.08	€227.62
Exercise price(1)	€28.32	€163.54	€164.96	€229.00
Expected volatility (%)	36.6%	47.2%	47.2%	43.7%
Expected life (years)(1)	4.8	4.6	4.6	5.8
Risk-free interest rate (%)	1.6%	1.5%	1.5%	1.5%

(1)
Valuation parameter for estimated allocation dates derived from the Monte-Carlo simulation model.
(2)
Classified as cash-settled share-based payment arrangement; all other share-based payment arrangements are classified as equity-settled.

	Estimated allocation date 2023	Estimated allocation date 2024	Estimated allocation date 2025	Estimated allocation date 2026
Weighted average fair value(1)	€98.77	€90.31	€90.20	€82.31
Weighted average share price(1)	€227.62	€227.62	€227.62	€227.62
Exercise price(1)	€233.16	€235.52	€240.21	€246.18
Expected volatility (%)	45.3%	41.0%	42.9%	43.6%
Expected life (years)(1)	5.8	5.8	5.8	5.8
Risk-free interest rate (%)	1.5%	1.6%	1.6%	1.6%

(1)
Valuation parameter for estimated allocation dates derived from the Monte-Carlo simulation model

The exercise of the option rights in accordance with the terms of the ESOP gives the Management Board members the right to obtain shares against payment of the exercise price. The per share exercise price of the options is the Euro equivalent of the arithmetic mean of the closing prices of the ten last trading days prior to the allocation date. For the awards allocated as of February 2020, the exercise price has been determined to be $30.78 (€28.32), calculated as of grant date using the foreign exchange rate as published by the German Central Bank (Deutsche Bundesbank). As of December 31, 2021, the awards allocated as of February 2020 are subject to the effective exercise price cap. This means that the exercise price shall effectively be adjusted to ensure that the current price of an ADS as of the exercise date does not exceed 800% of the exercise price. For the awards allocated as of May 12, 2021, and May 17, 2021, the exercise price has been determined to be$185.23 (€163.54) and $186.83 (€164.96), respectively (both amounts calculated as of December 31, 2021, using the foreign exchange rate as published by the German Central Bank (Deutsche Bundesbank)). For the awards with estimated allocation dates the exercise prices of options expected to be allocated have been derived from the Monte-Carlo simulation model. Those will be adjusted until the actual allocation has occurred and the exercise price has ultimately been determined. With respect to the phantom share options issued in May 2021, as of December 31, 2021, all agreements include the effective exercise price cap and an additional maximum compensation clause limiting the total cash payment that the Management Board members are entitled to receive to €20.0 million for Ugur Sahin as Chief Executive Officer (CEO) or €10.0 million for all other Management Board members, less other compensation components received by each such board member in the respective grant year. Expected volatility was based on an evaluation of the historical volatilities of comparable companies over the historical period commensurate with the expected option term. The expected term was based on general option holder behavior for employee options.

Reconciliation of Outstanding Share-Options

The share options allocated and expected to be allocated under the Management Board Grant were as follows:

Allocation date February 13, 2020	Share options outstanding (expected to be allocated)	Weighted-average exercise price (€)
Prof. Ugur Sahin, M.D.	97,420	€28.32
Sean Marett	38,968	28.32
Dr. Sierk Poetting	38,968	28.32
Prof. Özlem Türeci, M.D.	38,968	28.32
Ryan Richardson	33,772	28.32

Allocation dates May 12 and May 17, 2021(1)	Share options outstanding (expected to be allocated)	Weighted-average exercise price (€)
Prof. Ugur Sahin, M.D.	17,780	€163.54
Sean Marett	7,112	163.54
Dr. Sierk Poetting	7,112	163.54
Prof. Özlem Türeci, M.D.	7,112	163.54
Ryan Richardson	6,163	163.54
Jens Holstein	6,463	164.96

(1)
Classified as cash-settled share-based payment arrangement; all other share-based payment arrangements are classified as equity-settled. Allocation date May 17, 2021 concerns Jens Holstein.

Estimated allocation date 2022(1)	Share options outstanding (expected to be allocated)	Weighted-average exercise price (€)
Prof. Ugur Sahin, M.D.	11,696	€229.00
Sean Marett	3,509	229.00
Dr. Sierk Poetting	8,577	229.00
Prof. Özlem Türeci, M.D.	1,949	229.00
Ryan Richardson	4,366	229.00
Jens Holstein	8,577	229.00

(1)
Valuation parameters for estimated allocation dates derived from the Monte-Carlo simulation model.

Estimated allocation date 2023(1)	Share options outstanding (expected to be allocated)	Weighted-average exercise price (€)
Dr. Sierk Poetting	8,424	€233.16
Jens Holstein	8,424	233.16

(1)
Valuation parameters for estimated allocation dates derived from the Monte-Carlo simulation model.

Estimated allocation date 2024(1)	Share options outstanding (expected to be allocated)	Weighted-average exercise price (€)
Dr. Sierk Poetting	8,340	€235.52
Jens Holstein	8,340	235.52

(1)
Valuation parameters for estimated allocation dates derived from the Monte-Carlo simulation model.

Estimated allocation date 2025(1)	Share options outstanding (expected to be allocated)	Weighted-average exercise price (€)
Dr. Sierk Poetting	8,177	€240.21
Jens Holstein	4,088	240.21

(1)
Valuation parameters for estimated allocation dates derived from the Monte-Carlo simulation model.

Estimated allocation date 2026(1)	Share options outstanding (expected to be allocated)	Weighted-average exercise price (€)
Dr. Sierk Poetting	7,314	€246.18

(1)
Valuation parameters for estimated allocation dates derived from the Monte-Carlo simulation model.

As of December 31, 2021, the share options allocated and expected to be allocated had a remaining weighted-average expected life of 3.7 years (as of December 31, 2020: 4.6 years).

17.4 Chief Executive Officer Grant (Equity-Settled)

Description of Share-Based Payments

In September 2019, we granted Prof. Ugur Sahin, M.D. an option to purchase 4,374,963 ordinary shares, subject to Prof. Sahin’s continuous employment with us. The options’ exercise price per share is the Euro translation of the public offering price from our initial public offering, €13.60 ($15.00) which, as of December 31, 2021, is subject to the effective exercise price cap. The option vests annually in equal installments after four years commencing on the first anniversary of the initial public offering and will be exercisable four years after the initial public offering. The option is subject to the terms, conditions, definitions and provisions of the ESOP and the applicable option agreement thereunder. The vested option rights can only be exercised if and to the extent that each of the following performance criteria has been achieved: (i) at the time of exercise, the current price is equal to or greater than the threshold amount (that is, the exercise price, provided that such amount increases by seven percentage points on each anniversary of the allocation date); (ii) at the time of exercise, the current price is at least equal to the Target Price (that is, (a) for the twelve-month period starting on the fourth anniversary of the allocation date, $8.5 billion divided by the total number of the shares outstanding immediately following the initial public offering (other than shares owned by us), and (b) for each twelve-month period starting on the fifth or subsequent anniversary of the allocation date, 107% of the target share price applicable for the prior twelve-month period); and (iii) the closing price for the fifth trading day prior to the start of the relevant exercise window is higher than the exercise price by at least the same percentage by which the Nasdaq Biotechnology Index or a comparable successor index as of such time is higher than such index was as of the last trading day before the allocation date. The option rights can be exercised up to ten years after the allocation date. If they have not been exercised by that date, they will lapse without compensation.

Measurement of Fair Values

A Monte-Carlo simulation model has been used to measure the fair value at grant date of the Chief Executive Officer Grant. This model incorporates the impact of the performance criteria regarding share price and index development described above in the calculation of the award’s fair value at grant date. The inputs used in the measurement of the fair value at grant date of the Chief Executive Officer Grant were as follows:

Grant date October 10, 2019
Weighted average fair value	€5.63
Weighted average share price	€13.60
Exercise price	€13.60
Expected volatility (%)	41.4%
Expected life (years)	5.4
Risk-free interest rate (%)	1.5%

Expected volatility was based on an evaluation of the historical volatilities of comparable companies over the historical period commensurate with the expected term. The expected term was based on general option holder behavior for employee options.

Reconciliation of Outstanding Share-Options

During the years ended December 31, 2021 and 2020, no further options were granted or forfeited.

As of December 31, 2021, the share options outstanding had a remaining weighted-average expected life of 3.1 years (as of December 31, 2020: 4.1 years).

17.5 Employee Stock Ownership Plan (Equity-Settled)

Description of Share-Based Payments

On November 15, 2018, we established a share option program that grants selected employees options to receive shares in the Company. The program is designed as an ESOP. We had offered the participants a certain number of rights (Option Rights) by explicit acceptance of the participants. Grants under the ESOP took place from November 2018 until December 2019. The exercise of the Option Rights in accordance with the terms of the ESOP, gives the participants the right to obtain shares against payment of the exercise price. The Option Rights vest over four years and can only be exercised if we have executed a public offering in the United States (IPO) and when the Threshold Amount is met. Threshold Amount means the exercise price provided that such price increases by eight percentage points on the first and then each subsequent anniversary of the Allocation Date (September 26, 2018). The Option Rights can be exercised at the latest eight years after the Allocation Date. If they have not been exercised by that date, they will be forfeited without compensation.

As of December 31, 2021, with respect to the Management Board members, other than Ryan Richardson who was not a Management Board member at the time the options were granted, the options are subject to the effective exercise price cap.

Measurement of Fair Values

The fair value of the ESOP has been measured using a binomial model. Service conditions attached to the arrangement were not taken into account in measuring the fair value.

The share options can only be exercised by the grantee if the price of the share is equal or greater to the Threshold Amount as defined in the arrangement. Moreover, the option rights can only be exercised if the IPO has occurred. Both conditions have been incorporated into the fair value at grant date.

The inputs used in the measurement of the fair values at grant date of the ESOP were as follows:

	Grant date November 15, 2018	Grant dates between February 21 - April 3, 2019	Grant dates between April 29 - May 31, 2019	Grant date December 1, 2019
Weighted average fair value	€7.41	€6.93	€7.04	€9.49
Weighted average share price	€14.40	€15.72	€16.03	€19.84
Exercise price	€10.14	€15.03	€15.39	€15.82
Expected volatility (%)	46.0%	46.0%	46.0%	46.0%
Expected life (years)	5.8	6.0	6.0	5.5
Risk-free interest rate (%)	0.1%	0.1%	0.1%	0.1%

Expected volatility has been based on an evaluation of the historical and the implied volatilities of comparable companies over the historical period commensurate with the expected term. The expected term has been based on general option holder behavior for employee options.

Reconciliation of Outstanding Share-Options

Set out below is an overview of changes to share options outstanding and number of ordinary shares underlying these options that occurred during the periods indicated:

	Share options outstanding	Number of ordinary shares underlying options	Weighted-average exercise price (€)
As of January 1, 2020	655,383	11,796,894	€10.38
Forfeited	(9,491)	(170,838)	10.78
As of December 31, 2020	645,892	11,626,056	10.23
As of January 1, 2021	645,892	11,626,056	10.23
Forfeited	(3,885)	(69,932)	10.14
As of December 31, 2021	642,007	11,556,124	€10.23

As of December 31, 2021, the share options outstanding had a remaining weighted-average expected life of 2.7 years (as of December 31, 2020: 3.7 years).

The share options outstanding as of December 31, 2021, issued to the Management Board Grant were as follows:

	Share options outstanding	Number of ordinary shares underlying options	Weighted-average exercise price (€)
Prof. Ugur Sahin, M.D.	101,686	1,830,348	€10.14
Sean Marett	33,895	610,110	10.14
Dr. Sierk Poetting	33,895	610,110	10.14
Prof. Özlem Türeci, M.D.(1)	108,463	1,952,334	10.14
Ryan Richardson(2)	8,306	149,508	10.14

(1)
Options fully vested on March 16, 2019; however these options will not become exercisable until September 16, 2022.
(2)
Ryan Richardson was appointed to the Management Board as Chief Strategy Officer (CSO) and Managing Director on January 12, 2020. The share options granted on November 15, 2018, under the Employee Stock Ownership Plan were granted before his appointment to the Management Board. Options fully vested on October 10, 2019; however these options will not become exercisable until September 16, 2022.